UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 32.1%
Aerospace & Defense(a)(b) – 0.2%
Bombardier, Inc.
$448,000	6.000%	10/15/22	$ 364,560

Automotive(a) – 0.5%
Affinia Group, Inc.
199,000	7.750	05/01/21	207,458
Schaeffler Finance BV(b)
700,000	4.250	05/15/21	691,250

			898,708

Building Materials(a) – 0.5%
American Builders & Contractors Supply Co., Inc.(b)
440,000	5.625	04/15/21	450,450
Gibraltar Industries, Inc.
500,000	6.250	02/01/21	510,000

			960,450

Consumer Cyclical Services(a)(b) – 0.5%
CEB, Inc.
36,000	5.625	06/15/23	36,090
First Data Corp.
600,000	6.750	11/01/20	634,500
300,000	8.250	01/15/21	317,625

			988,215

Consumer Noncyclical(a) – 0.2%
NeuStar, Inc.
375,000	4.500	01/15/23	320,625

Consumer Products - Household & Leisure(a)(b) – 0.1%
Spectrum Brands, Inc.
115,000	5.750	07/15/25	118,594

Consumer Products - Non Durable(a)(b) – 0.1%
Acosta, Inc.
160,000	7.750	10/01/22	157,600

Diversified Financial Services – 0.7%
Bankrate, Inc.(a)(b)
700,000	6.125	08/15/18	680,750
China Cinda Finance 2015 I Ltd.
360,000	4.250	04/23/25	342,838
Corp Financiera de Desarrollo SA(b)
200,000	4.750	07/15/25	202,500

			1,226,088

Energy – 1.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b)
567,000	6.125	11/15/22	576,922
CITGO Petroleum Corp.(a)(b)
500,000	6.250	08/15/22	490,000
Ecopetrol SA(a)
230,000	5.375	06/26/26	223,687
Gazprom OAO Via Gaz Capital SA
170,000	7.288	08/16/37	162,350
Odebrecht Drilling Norbe VIII/IX Ltd.(a)
246,000	6.350	06/30/21	177,120
Pertamina Persero PT
200,000	5.625	05/20/43	176,252

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Petroleos de Venezuela SA
$82,200	5.250%	04/12/17	$ 39,645
352,469	6.000	11/15/26	114,024
Petroleos Mexicanos
80,000	6.625	06/15/35	85,600
70,000	5.500	06/27/44	64,320
450,000	5.625	01/23/46	420,457
State Oil Company of the Azerbaijan Republic
300,000	6.950	03/18/30	307,875
YPF SA
25,000	8.500	07/28/25	24,000

			2,862,252

Energy - Exploration & Production – 2.3%
KazMunayGas National Co. JSC
375,000	7.000	05/05/20	401,306
200,000	6.000	11/07/44	161,750
Linn Energy LLC/Linn Energy Finance Corp.(a)
655,000	6.250	11/01/19	393,000
MEG Energy Corp.(a)(b)
450,000	6.375	01/30/23	405,000
Memorial Production Partners LP/Memorial Production Finance Corp.(a)
300,000	7.625	05/01/21	253,500
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC(a)
72,000	10.750	10/01/20	24,840
300,000	9.250	06/01/21	99,000
Newfield Exploration Co.(a)
355,000	5.375	01/01/26	340,800
PDC Energy, Inc.(a)
500,000	7.750	10/15/22	515,625
Peabody Energy Corp.
40,000	6.250	11/15/21	11,350
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.(a)
600,000	6.500	05/15/21	639,750
Whiting Petroleum Corp.(a)
1,000,000	6.500	10/01/18	1,002,500

			4,248,421

Energy - Services(a)(b) – 0.5%
Hiland Partners LP/Hiland Partners Finance Corp.
831,000	5.500	05/15/22	856,969

Entertainment & Leisure(a) – 0.1%
Cinemark USA, Inc.
271,000	4.875	06/01/23	265,580

Finance – 1.0%
Ally Financial, Inc.
700,000	4.125	03/30/20	705,250
CIT Group, Inc.(b)
500,000	5.500	02/15/19	528,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(a)
500,000	5.875	02/01/22	517,500

			1,751,500

Finance Insurance(a)(b) – 0.3%
Hub International Ltd.
500,000	7.875	10/01/21	511,875

Food & Beverage(a) – 0.4%
B&G Foods, Inc.
700,000	4.625	06/01/21	698,250

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Gaming – 1.2%
Graton Economic Development Authority(a)(b)
$250,000	9.625%	09/01/19	$ 268,750
MGM Resorts International
800,000	6.625	12/15/21	848,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC(a)(b)
1,000,000	5.875	05/15/21	1,017,500

			2,134,250

Health Care - Medical Products – 0.8%
Fresenius Medical Care US Finance II, Inc.(b)
700,000	5.875	01/31/22	756,875
Grifols Worldwide Operations Ltd.(a)
665,000	5.250	04/01/22	669,156

			1,426,031

Health Care - Pharmaceuticals – 1.7%
Concordia Healthcare Corp.(a)(b)
500,000	7.000	04/15/23	510,000
Mallinckrodt International Finance SA
28,000	4.750	04/15/23	27,090
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)(b)
300,000	5.500	04/15/25	303,000
Omnicare, Inc.(a)
600,000	4.750	12/01/22	633,750
Quintiles Transnational Corp.(a)(b)
1,000,000	4.875	05/15/23	1,010,000
Valeant Pharmaceuticals International, Inc.(a)(b)
500,000	6.750	08/15/18	525,000

			3,008,840

Health Care - Services(a) – 1.7%
Acadia Healthcare Co., Inc.(b)
600,000	5.625	02/15/23	612,000
Amsurg Corp.
1,000,000	5.625	07/15/22	1,025,000
CHS/Community Health Systems, Inc.
700,000	5.125	08/01/21	726,250
DaVita HealthCare Partners, Inc.
700,000	5.125	07/15/24	703,500
100,000	5.000	05/01/25	98,500

			3,165,250

Lodging(a)(b) – 0.5%
Interval Acquisition Corp.
1,000,000	5.625	04/15/23	1,005,000

Machinery(b) – 0.3%
Boart Longyear Management Pty Ltd.
500,000	10.000	10/01/18	462,500

Media - Broadcasting & Radio(a)(b) – 1.7%
Sinclair Television Group, Inc.
1,000,000	5.625	08/01/24	977,500
Sirius XM Radio, Inc.
700,000	4.625	05/15/23	675,500
Townsquare Media, Inc.
500,000	6.500	04/01/23	497,500
Univision Communications, Inc.
1,000,000	5.125	02/15/25	1,000,000

			3,150,500

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Media - Cable – 2.2%
Altice US Finance I Corp.(a)(b)
$300,000	5.375%	07/15/23	$ 300,375
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
600,000	5.125	02/15/23	594,000
CCO Safari II LLC(a)(b)
200,000	4.908	07/23/25	200,185
CSC Holdings LLC
1,100,000	6.750	11/15/21	1,141,250
Numericable-SFR SAS(a)(b)
500,000	6.250	05/15/24	507,500
Videotron Ltd.
500,000	5.000	07/15/22	507,500
Virgin Media Secured Finance PLC(a)(b)
800,000	5.250	01/15/26	776,000

			4,026,810

Media - Non Cable(a) – 1.4%
LIN Television Corp.
800,000	6.375	01/15/21	822,000
Nielsen Finance LLC/Nielsen Finance Co.(b)
700,000	5.000	04/15/22	693,000
Outfront Media Capital LLC/Outfront Media Capital Corp.
490,000	5.875	03/15/25	503,475
VeriSign, Inc.
600,000	4.625	05/01/23	579,000

			2,597,475

Metals & Mining – 0.4%
Corp Nacional del Cobre de Chile
200,000	4.875	11/04/44	189,158
New Gold, Inc.(a)(b)
565,000	6.250	11/15/22	502,850

			692,008

Packaging – 0.6%
Ball Corp.
175,000	5.250	07/01/25	176,094
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(a)
600,000	5.750	10/15/20	621,750
Sealed Air Corp.(a)(b)
300,000	5.125	12/01/24	301,875

			1,099,719

Pipelines(a) – 1.8%
Genesis Energy LP/Genesis Energy Finance Corp.
283,000	6.750	08/01/22	282,292
61,000	6.000	05/15/23	57,645
500,000	5.625	06/15/24	465,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
500,000	4.875	12/01/24	485,000
Rose Rock Midstream LP/Rose Rock Finance Corp.
800,000	5.625	07/15/22	766,000
Sabine Pass Liquefaction LLC
500,000	5.625	02/01/21	505,625
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
702,000	5.500	08/15/22	666,900

			3,228,462

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Property Insurance(a)(b) – 0.3%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC
$500,000	7.875%	12/15/20	$ 529,375

Real Estate(a)(b) – 0.7%
Communications Sales & Leasing, Inc.
300,000	6.000	04/15/23	286,500
RHP Hotel Properties LP/RHP Finance Corp.
940,000	5.000	04/15/23	930,600

			1,217,100

Retailers – 0.7%
GameStop Corp.(a)(b)
600,000	5.500	10/01/19	626,819
L Brands, Inc.
680,000	5.625	02/15/22	731,850

			1,358,669

Technology - Hardware(b) – 0.6%
CommScope, Inc.(a)
500,000	5.500	06/15/24	485,625
Sensata Technologies BV
700,000	5.000	10/01/25	686,000

			1,171,625

Technology - Software/Services(a) – 0.7%
Audatex North America, Inc.(b)
500,000	6.125	11/01/23	490,625
Equinix, Inc.
500,000	5.750	01/01/25	502,500
MSCI, Inc.(b)
300,000	5.250	11/15/24	306,000

			1,299,125

Telecommunications - Cellular – 0.6%
SoftBank Corp.(b)
600,000	4.500	04/15/20	601,500
T-Mobile USA, Inc.(a)
500,000	6.625	04/01/23	531,875

			1,133,375

Telecommunications - Satellites(a) – 0.2%
Intelsat Jackson Holdings SA
400,000	7.500	04/01/21	399,000

Transportation – 0.3%
Air Medical Merger Sub Corp.(a)(b)
140,000	6.375	05/15/23	131,600
Pelabuhan Indonesia II PT
200,000	4.250	05/05/25	188,000
Russian Railways via RZD Capital PLC
200,000	5.700	04/05/22	189,750

			509,350

Utilities - Electric – 1.4%
Eskom Holdings SOC Ltd.
200,000	6.750	08/06/23	200,750
NRG Energy, Inc.(a)
1,000,000	6.250	05/01/24	982,500
Talen Energy Supply LLC(a)(b)
500,000	5.125	07/15/19	485,625
WESCO Distribution, Inc.(a)
800,000	5.375	12/15/21	801,000
			2,469,875

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Wireless Telecommunications – 2.0%
Altice Financing SA(a)(b)
	$600,000	6.500%		01/15/22	$ 621,000
Altice SA(a)(b)
	250,000	7.750		05/15/22	250,000
DigitalGlobe, Inc.(a)(b)
	700,000	5.250		02/01/21	672,000
Hughes Satellite Systems Corp.
	185,000	7.625		06/15/21	204,425
Inmarsat Finance PLC(a)(b)
	700,000	4.875		05/15/22	687,750
Sprint Corp.
	800,000	7.875		09/15/23	768,000
Wind Acquisition Finance SA(a)(b)
	400,000	4.750		07/15/20	410,000

					3,613,175

Wirelines Telecommunications – 1.3%
Anixter, Inc.
	1,000,000	5.125		10/01/21	1,005,000
CenturyLink, Inc.
	500,000	5.625		04/01/20	511,510
	99,000	5.625	(a)(b)	04/01/25	90,817
West Corp.(a)(b)
	800,000	5.375		07/15/22	761,000

					2,368,327

TOTAL CORPORATE OBLIGATIONS					$ 58,295,528

Foreign Debt Obligations – 29.7%
Sovereign – 29.7%
Brazil Notas do Tesouro Nacional
BRL	12,500,000	10.000%		01/01/18	$ 3,445,446
	10,200,000	10.000		01/01/21	2,669,955
Dominican Republic
	$250,000	5.875		04/18/24	259,375
	320,000	5.500		01/27/25	321,200
	285,000	6.850		01/27/45	286,425
El Salvador Government International Bond
	244,000	5.875		01/30/25	229,665
	70,000	6.375		01/18/27	66,675
Federal Republic of Brazil
	360,000	2.625		01/05/23	313,200
	578,000	4.250		01/07/25	544,765
	200,000	5.000		01/27/45	167,500
Government of Jamaica
	435,000	6.750		04/28/28	435,000
	200,000	7.875		07/28/45	198,500
Hungary Government Bond
HUF	135,350,000	3.500		06/24/20	497,658
	$100,000	5.375		02/21/23	108,287
	430,000	5.750		11/22/23	477,515
Indonesia Treasury Bond
INR	39,784,000,000	8.375		03/15/24	2,896,858
	12,101,000,000	9.000		03/15/29	909,849
Islamic Republic of Pakistan
	$200,000	7.250		04/15/19	207,915

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Ivory Coast Government International Bond
	$700,000	6.375%		03/03/28	$ 672,000
Morocco Government Bond
	200,000	5.500		12/11/42	201,800
Perusahaan Penerbit SBSN(b)
	300,000	4.325		05/28/25	294,375
Poland Government Bond
PLN	2,600,000	4.000		10/25/23	748,314
	5,750,000	3.250		07/25/25	1,563,312
Republic of Argentina
	$562,441	7.000		04/17/17	538,818
Republic of Colombia
COP	6,181,900,000	10.000		07/24/24	2,543,315
	1,290,800,000	7.500		08/26/26	442,798
	3,469,100,000	6.000		04/28/28	1,030,660
	$690,000	5.000		06/15/45	639,975
Republic of Costa Rica
	400,000	4.250		01/26/23	368,500
	400,000	7.158		03/12/45	382,000
Republic of Croatia
	35,000	6.750		11/05/19	38,500
	515,000	6.750		11/05/19	566,500
	400,000	5.500		04/04/23	412,000
	800,000	6.000		01/26/24	843,000
Republic of Ecuador
	200,000	10.500		03/24/20	190,000
Republic of Gabon(b)
	415,000	6.950		06/16/25	400,994
Republic of Georgia
	415,000	6.875		04/12/21	437,825
Republic of Indonesia
	150,000	11.625		03/04/19	196,125
	200,000	4.125		01/15/25	197,500
Republic of Kazakhstan
	200,000	5.125	(b)	07/21/25	198,250
	200,000	4.875		10/14/44	165,000
	400,000	6.500	(b)	07/21/45	397,000
Republic of Kenya
	200,000	5.875		06/24/19	201,500
	300,000	6.875		06/24/24	295,125
Republic of Malaysia
MYR	5,484,000	4.181		07/15/24	1,433,965
Republic of Panama
	$600,000	5.200		01/30/20	663,750
Republic of Paraguay
	230,000	4.625		01/25/23	232,875
Republic of Peru
	550,000	7.125		03/30/19	640,750
PEN	552,000	5.700		08/12/24	162,526
Republic of Romania
	$210,000	4.375		08/22/23	218,662
	80,000	6.125		01/22/44	91,902
Republic of Slovenia
	425,000	5.250		02/18/24	467,339
Republic of South Africa
ZAR	6,000,000	7.250		01/15/20	464,628
	19,550,000	6.750		03/31/21	1,464,179
	30,400,000	10.500		12/21/26	2,798,066
	3,564,643	7.000		02/28/31	242,340
	3,200,000	6.250		03/31/36	192,589
Republic of Turkey
TRY	5,500,000	8.500		07/10/19	1,918,282
	1,050,000	10.500		01/15/20	393,878
	2,850,000	9.000		07/24/24	1,003,275
	5,350,000	8.000		03/12/25	1,764,510

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Venezuela
	$244,700	8.250%	10/13/24	$ 89,316
	226,600	9.250	05/07/28	84,975
Republic of Zambia(b)
	200,000	8.970	07/30/27	193,300
Russian Federation
RUB	100,000,000	6.800	12/11/19	1,409,638
	$200,000	5.000	04/29/20	204,000
Socialist Republic of Vietnam
	200,000	6.750	01/29/20	222,000
	200,000	4.800	11/19/24	199,941
Thailand Government Bond
THB	6,000,000	3.625	06/16/23	180,822
	58,700,000	3.850	12/12/25	1,816,911
Ukraine Government Bond
	$470,000	6.580	11/21/16	272,600
	140,000	6.750	11/14/17	81,900
United Mexican States
MXN	20,000,000	6.250	06/16/16	1,269,523
	50,030,000	8.500	12/13/18	3,450,676
	$550,000	5.950	03/19/19	616,000
MXN	2,300,000	6.500	06/10/21	149,196
	$490,000	4.000	10/02/23	504,700
MXN	3,500,000	10.000	12/05/24	278,509
	4,700,000	10.000	12/05/24	373,998

	4,250,000	7.500	06/03/27	290,914

TOTAL FOREIGN DEBT OBLIGATIONS				$ 53,843,409

U.S. Treasury Obligation – 0.4%
United States Treasury Note
	$835,000	1.625%	06/30/20	$ 838,265

Senior Term Loans(c) – 22.7%
Aerospace & Defense – 0.3%
BE Aerospace, Inc.
	$235,133	4.000%	12/16/21	$ 237,092
TransDigm, Inc.
	249,370	3.750	06/04/21	248,916

				486,008

Airlines – 0.9%
American Airlines, Inc.
	750,000	3.500	06/27/19	745,470
CEVA Group PLC
	54,585	6.500	03/19/21	50,024
Delta Air Lines, Inc.
	500,000	4.750	07/30/21	498,855
US Airways Group, Inc.
	247,475	3.500	05/23/19	246,794

				1,541,143

Automotive - Parts – 1.5%
Allison Transmission, Inc.
	249,367	3.500	08/23/19	250,040
Capital Automotive LP
	249,329	4.000	04/10/19	250,264
Chrysler Group LLC
	1,246,843	3.250	12/31/18	1,243,951
Evergreen Skills Lux S.a.r.l.
	497,487	5.750	04/28/21	480,488
Gates Global LLC
	498,744	4.250	07/05/21	495,861

				2,720,604

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(c) – (continued)
Building Materials – 0.2%
Wilsonart LLC
$312,818	4.000%	10/31/19	$ 311,451

Chemicals – 0.7%
Ineos US Finance LLC
413,858	3.750	05/04/18	413,340
249,375	4.250	03/31/22	249,998
MacDermid, Inc.
598,492	4.750	06/07/20	600,839

			1,264,177

Consumer Cyclical Services – 0.6%
First Data Corp.
300,000	3.687	03/24/17	299,457
800,000	3.687	03/24/18	797,504

			1,096,961

Consumer Products - Household & Leisure – 0.1%
Revlon Consumer Products Corp.
249,367	4.000	10/08/19	249,419

Consumer Products - Industrial – 0.1%
HD Supply, Inc.
250,000	4.000	06/28/18	249,875

Diversified Manufacturing – 0.1%
Rexnord LLC
249,365	4.000	08/21/20	249,313

Energy – 0.5%
CJ Holding Co.
498,750	6.500	03/23/20	444,511
Pacific Drilling SA
170,188	4.500	06/03/18	135,725
Seadrill Partners Finco LLC
249,367	4.000	02/21/21	186,090
Templar Energy LLC
276,333	8.500	11/25/20	171,426

			937,752

Energy - Exploration & Production – 0.1%
Murray Energy Corp.
200,000	7.500	04/16/20	165,688

Entertainment – 0.8%
Sabre, Inc.
498,726	4.000	02/19/19	500,284
Zuffa LLC
997,444	3.750	02/25/20	989,026

			1,489,310

Environmental – 0.1%
Tervita Corp.
248,459	6.250	05/15/18	220,507

Finance Insurance – 0.4%
Hub International Ltd.
748,106	4.000	10/02/20	744,096

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(c) – (continued)
Gaming – 0.7%
Boyd Gaming Corp.
$238,148	4.000%	08/14/20	$ 238,989
MGM Resorts International
249,361	3.500	12/20/19	248,238
Scientific Games International, Inc.
733,831	6.000	10/01/21	736,378

			1,223,605

Health Care - Medical Products – 0.6%
Carestream Health, Inc.
246,575	5.000	06/07/19	246,714
250,000	9.500	12/07/19	249,220
Kinetic Concepts, Inc.
249,367	4.000	11/04/16	249,472
249,367	4.500	05/04/18	250,262

			995,668

Health Care - Services – 0.6%
Air Medical Group Holdings, Inc.
600,000	4.500	04/06/22	595,200
Iasis Healthcare LLC
249,361	4.500	05/03/18	249,827
Millennium Laboratories, Inc.
486,375	5.250	04/16/21	195,362

			1,040,389

Home Construction – 0.1%
The ServiceMaster Co.
249,372	4.250	07/01/21	249,649

Media - Broadcasting & Radio – 0.9%
Cumulus Media Holdings, Inc.
500,000	4.250	12/23/20	461,875
iHeart Communications, Inc.
1,000,000	6.940	01/30/19	917,630
250,000	7.690	07/30/19	231,740

			1,611,245

Media - Cable – 2.0%
Cequel Communications LLC
997,360	3.500	02/14/19	994,039
Numericable U.S. LLC
498,746	4.500	05/21/20	499,494
UPC Financing Partnership
250,000	3.250	06/30/21	247,813
WideOpenWest Finance LLC
400,149	4.500	04/01/19	399,897
Ziggo N.V.
1,450,000	3.500	01/15/22	1,441,097

			3,582,340

Media - Non Cable – 1.2%
Advantage Sales & Marketing, Inc.
997,487	4.250	07/23/21	991,562
250,000	7.500	07/25/22	247,625
Cengage Learning Acquisitions, Inc.
500,000	7.000	03/31/20	501,250
Interactive Data Corp.
249,370	4.750	05/02/21	250,253

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(c) – (continued)
Media - Non Cable – (continued)
McGraw-Hill Global Education Holdings LLC
$249,375	4.750%	03/22/19	$ 250,233

			2,240,923

Packaging – 0.5%
BWAY Holding Co., Inc.
748,111	5.500	08/14/20	749,981
Klockner-Pentaplast of America, Inc.
217,577	5.000	04/28/20	218,230

			968,211

Pharmaceutical – 1.1%
Catalent Pharma Solutions, Inc.
249,370	4.250	05/20/21	250,306
DPx Holdings B.V.
249,370	4.250	03/11/21	248,300
Par Pharmaceutical Cos., Inc.
249,367	4.000	09/30/19	249,108
Pharmaceutical Product Development LLC
249,361	4.000	12/05/18	249,126
PRA Holdings, Inc.
241,247	4.500	09/23/20	242,002
Valeant Pharmaceuticals International, Inc.
748,125	4.000	04/01/22	750,347

			1,989,189

Property/Casualty Insurance – 0.5%
York Risk Services Holding Corp.
997,487	4.750	10/01/21	960,082

Real Estate – 0.8%
Communications Sales & Leasing, Inc.
1,000,000	5.000	10/24/22	968,440
Realogy Corp.
498,734	3.750	03/05/20	499,358

			1,467,798

Restaurants – 0.4%
1011778 B.C. Unlimited Liability Co.
747,534	3.750	12/12/21	749,194

Retailers – 2.6%
Albertson’s Holdings LLC
246,875	5.000	08/25/19	247,453
498,750	5.500	08/25/21	500,082
Albertsons LLC
249,375	5.375	03/21/19	250,170
BJ’s Wholesale Club, Inc.
249,582	4.500	09/26/19	249,722
250,000	8.500	03/26/20	251,785
New Albertson’s, Inc.
249,372	4.750	06/27/21	249,841
PetSmart, Inc.
997,500	4.250	03/11/22	1,000,622
Rite Aid Corp.
250,000	4.875	06/21/21	250,310
Staples, Inc.
1,250,000	3.500	04/07/21	1,249,475
Supervalu, Inc.
496,396	4.500	03/21/19	498,009

			4,747,469

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(c) – (continued)
Services Cyclical - Business Services – 0.4%
Ceridian LLC
$249,373	4.500%	09/15/20	$ 247,940
Travelport Finance S.a.r.l.
502,475	5.750	09/02/21	503,590

			751,530

Special Purpose – 0.1%
KP Germany Erste GmbH
92,982	5.000	04/22/20	93,261

Technology - Hardware – 0.1%
Zebra Technologies Corp.
240,698	4.750	10/27/21	243,237

Technology - Software/Services – 1.6%
Avago Technologies Cayman Ltd.
249,276	3.750	05/06/21	249,526
Black Knight InfoServ LLC
76,336	3.750	05/27/22	76,622
BMC Software Finance, Inc.
349,082	5.000	09/10/20	318,362
Dell, Inc.
748,125	4.000	04/29/20	747,699
Emdeon, Inc.
249,362	3.750	11/02/18	248,614
Freescale Semiconductor, Inc.
249,367	4.250	02/28/20	249,741
249,365	5.000	01/15/21	250,338
Lawson Software, Inc.
498,711	3.750	06/03/20	494,866
Magic NewCo. LLC
249,360	5.000	12/12/18	249,671

			2,885,439

Telecommunications - Internet & Data – 1.1%
Asurion LLC
500,000	8.500	03/03/21	502,500
Avaya, Inc.
165,267	4.691	10/26/17	163,382
348,963	6.250	05/29/20	331,407
Level 3 Financing, Inc.
1,000,000	4.000	01/15/20	1,002,190

			1,999,479

Transportation – 0.2%
CEVA Intercompany B.V.
56,843	6.500	03/19/21	52,093
Ceva Logistics Canada ULC
9,801	6.500	03/19/21	8,981
Ceva Logistics US Holdings, Inc.
78,404	6.500	03/19/21	71,852
Syncreon Group Holdings B.V.
200,000	5.250	10/28/20	171,500

			304,426

Utilities – 0.8%
Calpine Corp.
500,000	4.000	10/09/19	500,715
Energy Future Intermediate Holding Co. LLC
750,000	4.250	06/19/16	753,435

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(c) – (continued)
Utilities – (continued)
Penn Products Terminals LLC
$89,775	4.750%	04/13/22	$ 90,448

			1,344,598

TOTAL SENIOR TERM LOANS			$ 41,174,036

Exchange Traded Fund – 0.6%
26,982	SPDR Barclays High Yield Bond ETF	$ 1,024,507

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$155,175,745

Short-term Investment(d) – 9.4%
Repurchase Agreements – 9.4%
Joint Repurchase Agreement Account II
$17,000,000	0.151%	08/03/15	$ 17,000,000

TOTAL INVESTMENTS – 94.9%			$172,175,745

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.1%			9,231,031

NET ASSETS – 100.0%			$181,406,776

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $30,463,100, which represents approximately 16.8% of net assets as of July 31, 2015.

(c)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility on July 31, 2015. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(d)	Joint repurchase agreement was entered into on July 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Citibank NA (London)	EUR/USD	08/20/15	$615,175	$2,436
	HUF/USD	08/27/15	248,279	5,108
	JPY/USD	08/27/15	654,290	2,173
	RON/USD	08/27/15	796,474	12,544
	THB/USD	08/27/15	220,266	266
	USD/BRL	08/04/15	206,564	18,436
	USD/CLP	08/27/15	210,840	3,802
	USD/COP	08/27/15	1,088,124	3,694
	USD/MYR	08/27/15	620,005	4,995
	USD/PEN	08/27/15	168,173	383
	USD/PLN	08/27/15	204,285	715
	USD/ZAR	08/27/15	708,993	12,302
HSBC Bank PLC	MXN/USD	08/27/15	1,053,728	283
	PLN/USD	08/27/15	2,075,441	14,663
	USD/BRL	08/04/15	3,082,320	253,883
	USD/BRL	09/02/15	1,698,813	72,853
	USD/CLP	08/27/15	422,686	7,672
	USD/COP	08/27/15	484,875	16,753
	USD/IDR	08/27/15	207,533	1,821
	USD/INR	08/27/15	1,316,480	6,233
	USD/KRW	10/15/15	2,529,840	108,888
	USD/MXN	08/27/15	1,977,811	20,521
	USD/MYR	08/27/15	651,994	3,006
	USD/RUB	08/27/15	159,215	785
	USD/TRY	08/27/15	1,071,395	30,658
	USD/TWD	08/27/15	646,796	3,204
	USD/ZAR	08/27/15	659,764	15,235

TOTAL				$623,312

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Citibank NA (London)	BRL/USD	08/04/15	$346,637	$(27,871)
	BRL/USD	09/02/15	188,617	(1,383)
	HUF/USD	08/27/15	184,032	(968)
	KRW/USD	10/15/15	953,236	(6,764)
	RUB/USD	08/27/15	357,290	(27,710)
	USD/CZK	08/27/15	657,230	(7,005)
	USD/EUR	08/20/15	834,881	(9,225)
	USD/EUR	08/27/15	25,710	(330)
HSBC Bank PLC	BRL/USD	08/04/15	2,942,247	(155,184)
	BRL/USD	09/02/15	663,763	(16,237)
	CLP/USD	08/27/15	357,898	(5,477)
	IDR/USD	08/27/15	169,818	(182)
	INR/USD	08/27/15	1,312,707	(7,339)
	KRW/USD	10/15/15	604,272	(20,728)
	MYR/USD	08/27/15	2,836,985	(22,420)
	PEN/USD	08/27/15	786,460	(1,003)
	PHP/USD	08/27/15	172,280	(873)
	RUB/USD	08/27/15	352,038	(9,751)
	THB/USD	08/27/15	1,201,348	(25,310)
	TRY/USD	08/27/15	89,421	(579)
	USD/CZK	08/27/15	661,658	(1,658)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

	USD/HUF	08/27/15	$652,311	$(7,311)
	USD/MXN	08/27/15	323,050	(3,050)
	USD/SGD	08/27/15	652,378	(592)
	ZAR/USD	09/16/15	371,701	(12,147)

TOTAL				$(371,097)

FUTURES CONTRACTS — At July 31, 2015, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	4	September 2015	$638,125	$23,216
5 Year U.S. Treasury Notes	(29)	September 2015	(3,475,469)	(2,039)

TOTAL				$21,177

SWAP CONTRACTS — At July 31, 2015, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

HSBC Bank PLC	BRL	3,727	01/04/21	1 month Brazilian Interbank Deposit Average	12.604%	$(2,009)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$177,415,842

Gross unrealized gain	193,966

Gross unrealized loss	(5,434,063)

Net unrealized security loss	$(5,240,097)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

ii. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

iii. Swap Contracts — Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation income payments, events of defaults and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2015:

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$58,295,528	$—
Foreign Debt Obligations	—	53,843,409	—
U.S. Treasury Obligations	838,265	—	—
Senior Term Loans	—	41,174,036	—
Exchange Traded Fund	1,024,507	—	—
Short-term Investments	—	17,000,000	—
Total	$1,862,772	$170,312,973	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$623,312	$—
Futures Contracts	23,216	—	—
Total	$23,216	$623,312	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(371,097)	$—
Futures Contracts	(2,039)	—	—
Interest Rate Swap Contracts	—	(2,009)	—
Total	$(2,039)	$(373,106)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2015, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 3, 2015, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$17,000,000	$17,000,213	$17,340,000

REPURCHASE AGREEMENTS — At July 31, 2015, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.150%	$9,770,115
Citigroup Global Markets, Inc.	0.160	1,221,264
Merrill Lynch & Co., Inc.	0.150	6,008,621
TOTAL		$17,000,000

At July 31, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.500% to 5.000%	02/01/30 to 07/01/45
Federal National Mortgage Association	2.500 to 6.000	08/01/23 to 08/01/45
Government National Mortgage Association	3.500 to 7.500	07/15/27 to 06/15/45
U.S. Treasury Bonds	5.250 to 6.375	08/15/27 to 11/15/28

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — The Fund may hold foreign securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), the Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 29, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh, Principal Financial Officer

Date September 29, 2015

*	Print the name and title of each signing officer under his or her signature.